UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pinnacle Advisers, L.P.

Address:   4965 Preston Park Blvd
           Suite 240, Plano, TX 75093


Form 13F File Number: 028-12894


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Kitt
Title:  Sole member of Pinnacle Fund Management, LLC, its General Partner
Phone:  972-985-2121

Signature,  Place,  and  Date  of  Signing:

/s/ Barry M. Kitt                  Plano, TX                          4/30/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               5

Form 13F Information Table Value Total:  $       32,037
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12801             Barry M. Kitt
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
China Valves Technology  Common         169476207   10,957   842,167 SH       DEFINED    1           x      0    0
Heckmann Corp            Common         422680108    7,937 1,368,481 SH       DEFINED    1           x      0    0
Parkervision Inc.        Common         701354102    4,788 2,816,506 SH       DEFINED    1           x      0    0
Yuhe International Inc   Common         988432100    4,738   509,449 SH       DEFINED    1           x      0    0
Duoyuan Printing Inc     Common         26605B109    3,617   362,085 SH       DEFINED    1           x      0    0


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